Related Party Transactions (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Relationships With Related Parties

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2025 and June 30, 2025:

Name of related parties	Relationship with the Company
Poon Wai Kwong (“Mr. Poon”)	Director and shareholder of BUUU
Excellent Prospect Investment Holding Limited	Shareholder of BUUU